DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Delaware National High-Yield Municipal Bond Fund
Average annual total returns for periods ended December 31, 2010
Average Annual Total Returns DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND	1 year	Lifetime	Inception Date
Institutional Class	5.38%	18.24%	Dec 31, 2008
Institutional Class After Taxes on Distributions	5.88%	18.26%	Dec 31, 2008
Institutional Class After Taxes on Distributions and Sales	5.98%	16.65%	Dec 31, 2008
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	7.52%	Dec 31, 2008

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

VOYAGEUR MUTUAL FUNDS

Delaware National High-Yield Municipal Bond Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware National High-Yield Municipal Bond Fund performed?”.

Average annual total returns for periods ended December 31, 2010

		Lifetime
		(12/31/08
		to
	1 year	12/31/10)
Return before taxes	5.38%	18.24%
Return after taxes on distributions	5.88%	18.26%
Return after taxes on distributions and sale of Fund shares	5.98%	16.65%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	7.52%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 17, 2012
Entity Registrant Name	dei_EntityRegistrantName	VOYAGEUR MUTUAL FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000906236
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 17, 2012
Prospectus Date	rr_ProspectusDate	Dec 29, 2011
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.38%
Lifetime	rr_AverageAnnualReturnSinceInception	18.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.88%
Lifetime	rr_AverageAnnualReturnSinceInception	18.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.98%
Lifetime	rr_AverageAnnualReturnSinceInception	16.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008
DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Delaware National High-Yield Municipal Bond Fund
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2010
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Supplement [Text Block]	dgprx_SupplementTextBlock

VOYAGEUR MUTUAL FUNDS

Delaware National High-Yield Municipal Bond Fund

Supplement to the Fund’s Institutional Class
Summary and Statutory Prospectuses dated
December 29, 2011 (the “Prospectuses”)

The following replaces the average annual total return table found in the Prospectuses under “How has Delaware National High-Yield Municipal Bond Fund performed?”.

Average annual total returns for periods ended December 31, 2010

		Lifetime
		(12/31/08
		to
	1 year	12/31/10)
Return before taxes	5.38%	18.24%
Return after taxes on distributions	5.88%	18.26%
Return after taxes on distributions and sale of Fund shares	5.98%	16.65%
Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	7.52%

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Please keep this Supplement for future reference.

This Supplement is dated May 17, 2012.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

DELAWARE NATIONAL HIGH-YIELD MUNICIPAL BOND FUND | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.38%
Lifetime	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2008